AST LARGE-CAP EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Long-Term Investments — 98.9%
Common Stocks — 95.4%
Aerospace & Defense — 2.4%
Boeing Co. (The)*	24,251	$5,234,094
Curtiss-Wright Corp.	2,200	1,194,468
General Dynamics Corp.	19,600	6,683,600
General Electric Co.	30,410	9,147,936
Howmet Aerospace, Inc.	32,853	6,446,744
Lockheed Martin Corp.	5,970	2,980,284
Northrop Grumman Corp.	19,916	12,135,217
RTX Corp.	25,864	4,327,823
		48,150,166
Air Freight & Logistics — 0.1%
FedEx Corp.	3,240	764,024
United Parcel Service, Inc. (Class B Stock)(a)	11,030	921,336
		1,685,360
Automobile Components — 0.2%
Aptiv PLC (United Kingdom)*	4,600	396,612
Dana, Inc.	37,000	741,480
Visteon Corp.	26,900	3,224,234
		4,362,326
Automobiles — 1.5%
Ford Motor Co.	153,000	1,829,880
General Motors Co.	121,084	7,382,492
Tesla, Inc.*	46,988	20,896,503
		30,108,875
Banks — 2.7%
Bank of America Corp.	163,382	8,428,878
Citigroup, Inc.	13,200	1,339,800
JPMorgan Chase & Co.	50,824	16,031,414
PNC Financial Services Group, Inc. (The)	11,500	2,310,695
U.S. Bancorp	104,151	5,033,618
Wells Fargo & Co.	257,683	21,598,989
		54,743,394
Beverages — 0.6%
Celsius Holdings, Inc.*	5,700	327,693
Coca-Cola Co. (The)	102,928	6,826,185
PepsiCo, Inc.	34,993	4,914,417
		12,068,295
Biotechnology — 2.8%
AbbVie, Inc.	117,217	27,140,424
ACADIA Pharmaceuticals, Inc.*	28,500	608,190
Amgen, Inc.	28,021	7,907,526
Biogen, Inc.*	19,820	2,776,386
Gilead Sciences, Inc.	76,831	8,528,241
Regeneron Pharmaceuticals, Inc.	7,286	4,096,699
Vertex Pharmaceuticals, Inc.*	11,541	4,519,917
		55,577,383
Broadline Retail — 2.8%
Amazon.com, Inc.*	243,657	53,499,767
	Shares	Value
Common Stocks (continued)
Broadline Retail (cont’d.)
eBay, Inc.	24,265	$2,206,902
		55,706,669
Building Products — 1.1%
Armstrong World Industries, Inc.	22,500	4,410,225
Carlisle Cos., Inc.	66	21,711
Carrier Global Corp.	105,398	6,292,261
Lennox International, Inc.(a)	1,730	915,793
Trane Technologies PLC	23,340	9,848,546
		21,488,536
Capital Markets — 3.2%
Ameriprise Financial, Inc.	19,230	9,446,737
Bank of New York Mellon Corp. (The)	50,597	5,513,049
Blackstone, Inc.	63,846	10,908,089
CME Group, Inc.	5,606	1,514,685
Intercontinental Exchange, Inc.	21,657	3,648,771
LPL Financial Holdings, Inc.	4,420	1,470,490
Moody’s Corp.	4,074	1,941,180
Morgan Stanley	61,886	9,837,399
Nasdaq, Inc.	59,800	5,289,310
Northern Trust Corp.	43,900	5,908,940
Raymond James Financial, Inc.	33,000	5,695,800
S&P Global, Inc.	7,290	3,548,116
		64,722,566
Chemicals — 0.6%
Ecolab, Inc.	11,163	3,057,099
Linde PLC	8,182	3,886,450
Sherwin-Williams Co. (The)	12,572	4,353,181
		11,296,730
Commercial Services & Supplies — 0.6%
Cintas Corp.	7,794	1,599,796
CoreCivic, Inc.*	17,500	356,125
Deluxe Corp.	24,760	479,354
Rollins, Inc.	20,725	1,217,387
Veralto Corp.(a)	11,550	1,231,345
Waste Management, Inc.	31,105	6,868,917
		11,752,924
Communications Equipment — 0.8%
Arista Networks, Inc.*	27,890	4,063,852
Ciena Corp.*	2,300	335,041
Cisco Systems, Inc.	119,006	8,142,391
Motorola Solutions, Inc.	3,646	1,667,279
NetScout Systems, Inc.*	45,160	1,166,483
		15,375,046
Construction & Engineering — 0.2%
Arcosa, Inc.	12,300	1,152,633
Comfort Systems USA, Inc.	1,778	1,467,170
EMCOR Group, Inc.	115	74,697
Tutor Perini Corp.*	30,600	2,007,054
		4,701,554
A1

AST LARGE-CAP EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Construction Materials — 0.9%
Vulcan Materials Co.	57,105	$17,566,640
Consumer Finance — 1.1%
American Express Co.	59,613	19,801,054
Green Dot Corp. (Class A Stock)*	109,030	1,464,273
		21,265,327
Consumer Staples Distribution & Retail — 2.3%
BJ’s Wholesale Club Holdings, Inc.*	15,241	1,421,223
Costco Wholesale Corp.	11,093	10,268,014
Dollar Tree, Inc.*	7,700	726,649
Kroger Co. (The)	56,368	3,799,767
Sysco Corp.	24,981	2,056,935
Target Corp.	58,190	5,219,643
US Foods Holding Corp.*	3,400	260,508
Walmart, Inc.	213,648	22,018,563
		45,771,302
Containers & Packaging — 0.1%
Avery Dennison Corp.	4,180	677,870
International Paper Co.(a)	38,232	1,773,965
		2,451,835
Diversified Consumer Services — 0.1%
Laureate Education, Inc.*	50,000	1,577,000
Perdoceo Education Corp.	15,900	598,794
		2,175,794
Diversified Telecommunication Services — 0.1%
Verizon Communications, Inc.	55,426	2,435,973
Electric Utilities — 1.6%
Entergy Corp.	78,908	7,353,437
NextEra Energy, Inc.	137,929	10,412,260
NRG Energy, Inc.	35,180	5,697,401
Southern Co. (The)	84,770	8,033,653
		31,496,751
Electrical Equipment — 1.7%
Eaton Corp. PLC	48,188	18,034,359
Emerson Electric Co.(a)	35,155	4,611,633
GE Vernova, Inc.	6,200	3,812,380
Rockwell Automation, Inc.	11,700	4,089,501
Sensata Technologies Holding PLC	19,500	595,725
Vertiv Holdings Co. (Class A Stock)	17,759	2,679,123
		33,822,721
Electronic Equipment, Instruments & Components — 0.2%
CDW Corp.	3,620	576,594
Jabil, Inc.(a)	6,050	1,313,878
Vontier Corp.	22,200	931,734
Zebra Technologies Corp. (Class A Stock)*	1,860	552,718
		3,374,924
Energy Equipment & Services — 0.9%
Baker Hughes Co.	363,490	17,709,233
	Shares	Value
Common Stocks (continued)
Entertainment — 1.7%
Live Nation Entertainment, Inc.*(a)	6,710	$1,096,414
Netflix, Inc.*	8,653	10,374,255
Walt Disney Co. (The)	192,911	22,088,309
Warner Bros Discovery, Inc.*	24,490	478,290
Warner Music Group Corp. (Class A Stock)	902	30,722
		34,067,990
Financial Services — 3.8%
Berkshire Hathaway, Inc. (Class A Stock)*	9	6,787,800
Berkshire Hathaway, Inc. (Class B Stock)*	7,056	3,547,334
Corpay, Inc.*	3,868	1,114,216
Equitable Holdings, Inc.	6,467	328,394
Fidelity National Information Services, Inc.	44,850	2,957,409
Global Payments, Inc.	36,000	2,990,880
Mastercard, Inc. (Class A Stock)	65,014	36,980,613
Visa, Inc. (Class A Stock)	62,973	21,497,723
		76,204,369
Food Products — 0.9%
Conagra Brands, Inc.	21,000	384,510
General Mills, Inc.	71,400	3,599,988
Hain Celestial Group, Inc. (The)*	257,590	406,992
Hershey Co. (The)(a)	8,094	1,513,983
Ingredion, Inc.	6,530	797,378
Kraft Heinz Co. (The)(a)	20,000	520,800
McCormick & Co., Inc.(a)	46,978	3,143,298
Mondelez International, Inc. (Class A Stock)	129,950	8,117,977
		18,484,926
Gas Utilities — 0.0%
Northwest Natural Holding Co.	10,000	449,300
Ground Transportation — 0.8%
Canadian Pacific Kansas City Ltd. (Canada)	19,593	1,459,483
CSX Corp.	50,730	1,801,422
Union Pacific Corp.	53,820	12,721,433
XPO, Inc.*	975	126,038
		16,108,376
Health Care Equipment & Supplies — 1.9%
Alphatec Holdings, Inc.*	38,600	561,244
Dexcom, Inc.*	9,060	609,647
Edwards Lifesciences Corp.*	98,876	7,689,587
IDEXX Laboratories, Inc.*(a)	3,661	2,338,976
Insulet Corp.*	2,000	617,460
Medtronic PLC	111,596	10,628,403
STERIS PLC	8,590	2,125,510
Stryker Corp.	33,609	12,424,239
		36,995,066
Health Care Providers & Services — 0.7%
Cencora, Inc.(a)	3,829	1,196,677

A2

AST LARGE-CAP EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (cont’d.)
Centene Corp.*	96,960	$3,459,533
Cigna Group (The)	21,200	6,110,900
CVS Health Corp.	17,900	1,349,481
DaVita, Inc.*	2,621	348,252
Elevance Health, Inc.	1,000	323,120
Labcorp Holdings, Inc.	1,900	545,414
McKesson Corp.	400	309,016
		13,642,393
Health Care REITs — 0.1%
American Healthcare REIT, Inc.	36,400	1,529,164
Hotels, Restaurants & Leisure — 1.8%
Bloomin’ Brands, Inc.	72,000	516,240
Booking Holdings, Inc.	960	5,183,299
Chipotle Mexican Grill, Inc.*	113,910	4,464,133
Darden Restaurants, Inc.	6,360	1,210,690
Expedia Group, Inc.	6,690	1,429,988
Las Vegas Sands Corp.	32,360	1,740,644
Marriott International, Inc. (Class A Stock)(a)	20,220	5,266,097
McDonald’s Corp.	46,615	14,165,832
Royal Caribbean Cruises Ltd.(a)	6,660	2,155,043
Viking Holdings Ltd.*	3,100	192,696
		36,324,662
Household Durables — 0.1%
Lennar Corp. (Class A Stock)	12,680	1,598,187
NVR, Inc.*(a)	120	964,159
		2,562,346
Household Products — 0.6%
Clorox Co. (The)	2,649	326,622
Colgate-Palmolive Co.	15,040	1,202,298
Kimberly-Clark Corp.(a)	13,190	1,640,044
Procter & Gamble Co. (The)	51,246	7,873,948
		11,042,912
Independent Power & Renewable Electricity Producers — 0.2%
Hallador Energy Co.*	25,000	489,250
Vistra Corp.	18,240	3,573,581
		4,062,831
Industrial Conglomerates — 0.4%
3M Co.	14,556	2,258,800
Honeywell International, Inc.	23,097	4,861,919
		7,120,719
Industrial REITs — 0.2%
Prologis, Inc.	35,609	4,077,943
Insurance — 2.5%
Allstate Corp. (The)	10,770	2,311,781
American International Group, Inc.	34,600	2,717,484
Aon PLC (Class A Stock)	4,480	1,597,478
Arthur J. Gallagher & Co.	43,361	13,430,636
Chubb Ltd.	23,600	6,661,100
Heritage Insurance Holdings, Inc.*	33,500	843,530
Marsh & McLennan Cos., Inc.	12,170	2,452,620
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
MetLife, Inc.	14,000	$1,153,180
Progressive Corp. (The)	24,940	6,158,933
Travelers Cos., Inc. (The)	45,079	12,586,958
Willis Towers Watson PLC	770	265,997
		50,179,697
Interactive Media & Services — 7.2%
Alphabet, Inc. (Class A Stock)	227,940	55,412,214
Alphabet, Inc. (Class C Stock)	71,461	17,404,326
Meta Platforms, Inc. (Class A Stock)	96,881	71,147,469
		143,964,009
IT Services — 0.8%
Accenture PLC (Ireland) (Class A Stock)	10,000	2,466,000
Cognizant Technology Solutions Corp. (Class A Stock)	85,600	5,741,192
Gartner, Inc.*	4,640	1,219,717
GoDaddy, Inc. (Class A Stock)*	5,520	755,302
International Business Machines Corp.	21,310	6,012,829
		16,195,040
Life Sciences Tools & Services — 0.3%
Thermo Fisher Scientific, Inc.	10,045	4,872,026
Waters Corp.*(a)	2,640	791,498
		5,663,524
Machinery — 1.0%
Caterpillar, Inc.	13,157	6,277,863
Deere & Co.	14,772	6,754,645
Dover Corp.	1,100	183,513
Enpro, Inc.	900	203,400
ESCO Technologies, Inc.	4,600	971,106
Illinois Tool Works, Inc.(a)	7,386	1,925,973
Parker-Hannifin Corp.	1,600	1,213,040
REV Group, Inc.	37,200	2,108,124
Worthington Enterprises, Inc.	22,500	1,248,525
		20,886,189
Media — 0.4%
Charter Communications, Inc. (Class A Stock)*(a)	3,191	877,860
Comcast Corp. (Class A Stock)	206,300	6,481,946
		7,359,806
Metals & Mining — 0.1%
Freeport-McMoRan, Inc.	39,200	1,537,424
Nucor Corp.	4,800	650,064
Southern Copper Corp. (Mexico)	2,351	285,317
		2,472,805
Multi-Utilities — 0.3%
CMS Energy Corp.	43,460	3,183,880
DTE Energy Co.	15,310	2,165,293
WEC Energy Group, Inc.	6,367	729,594
		6,078,767

A3

AST LARGE-CAP EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels — 2.0%
Cheniere Energy, Inc.	12,452	$2,925,971
Chevron Corp.	56,649	8,797,023
ConocoPhillips	37,800	3,575,502
EOG Resources, Inc.	32,500	3,643,900
EQT Corp.	29,246	1,591,860
Exxon Mobil Corp.	129,506	14,601,801
Kinder Morgan, Inc.	91,760	2,597,726
Targa Resources Corp.	11,460	1,920,008
Texas Pacific Land Corp.	490	457,484
		40,111,275
Passenger Airlines — 0.1%
United Airlines Holdings, Inc.*	16,970	1,637,605
Personal Care Products — 0.0%
Edgewell Personal Care Co.	11,600	236,176
Pharmaceuticals — 3.1%
Bristol-Myers Squibb Co.	136,556	6,158,676
Eli Lilly & Co.	41,208	31,441,704
Johnson & Johnson	38,747	7,184,469
Merck & Co., Inc.	92,968	7,802,804
Perrigo Co. PLC	28,500	634,695
Pfizer, Inc.	285,120	7,264,857
Zoetis, Inc.	7,778	1,138,077
		61,625,282
Professional Services — 0.6%
Automatic Data Processing, Inc.(a)	25,788	7,568,778
Booz Allen Hamilton Holding Corp.	6,640	663,668
Broadridge Financial Solutions, Inc.	5,520	1,314,698
Paychex, Inc.(a)	8,403	1,065,164
Verisk Analytics, Inc.	5,540	1,393,366
		12,005,674
Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	5,700	898,092
Cushman & Wakefield PLC*	23,100	367,752
Newmark Group, Inc. (Class A Stock)	93,900	1,751,235
		3,017,079
Retail REITs — 0.0%
SITE Centers Corp.	31,530	284,085
Semiconductors & Semiconductor Equipment — 13.1%
Analog Devices, Inc.	1,100	270,270
ASML Holding NV (Netherlands)	11,751	11,376,026
Astera Labs, Inc.*	9,300	1,820,940
Broadcom, Inc.	144,761	47,758,101
KLA Corp.(a)	3,210	3,462,306
Lam Research Corp.	69,440	9,298,016
Micron Technology, Inc.	29,600	4,952,672
NVIDIA Corp.	849,401	158,481,239
NXP Semiconductors NV (Netherlands)	81,007	18,447,724
QUALCOMM, Inc.	6,863	1,141,729
Texas Instruments, Inc.	17,695	3,251,102
		260,260,125
	Shares	Value
Common Stocks (continued)
Software — 11.0%
Adobe, Inc.*	18,749	$6,613,710
AppLovin Corp. (Class A Stock)*	4,210	3,025,053
Autodesk, Inc.*	4,540	1,442,222
Cadence Design Systems, Inc.*	7,900	2,774,954
Elastic NV*	7,800	659,022
Fortinet, Inc.*	12,870	1,082,110
Gen Digital, Inc.(a)	36,020	1,022,608
Intuit, Inc.	14,532	9,924,048
Manhattan Associates, Inc.*	2,780	569,844
Microsoft Corp.	269,450	139,561,628
Oracle Corp.	100,018	28,129,062
Palantir Technologies, Inc. (Class A Stock)*	8,400	1,532,328
Palo Alto Networks, Inc.*(a)	14,911	3,036,178
Salesforce, Inc.	12,660	3,000,420
ServiceNow, Inc.*	11,911	10,961,455
Zoom Communications, Inc.*	64,290	5,303,925
		218,638,567
Specialized REITs — 0.1%
American Tower Corp.	14,122	2,715,943
Specialty Retail — 3.3%
Best Buy Co., Inc.	12,360	934,663
Burlington Stores, Inc.*	3,066	780,297
Carvana Co.*	5,020	1,893,745
Chewy, Inc. (Class A Stock)*	6,940	280,723
Dick’s Sporting Goods, Inc.	3,150	699,993
Five Below, Inc.*	3,400	525,980
Home Depot, Inc. (The)	34,281	13,890,318
Lowe’s Cos., Inc.	94,335	23,707,329
Ross Stores, Inc.	16,473	2,510,320
ThredUp, Inc. (Class A Stock)*	191,300	1,807,785
TJX Cos., Inc. (The)	98,407	14,223,748
Tractor Supply Co.(a)	28,780	1,636,719
Ulta Beauty, Inc.*(a)	3,586	1,960,645
Williams-Sonoma, Inc.	6,630	1,295,834
		66,148,099
Technology Hardware, Storage & Peripherals — 6.4%
Apple, Inc.	492,447	125,391,779
NetApp, Inc.(a)	10,080	1,194,077
		126,585,856
Textiles, Apparel & Luxury Goods — 0.1%
Deckers Outdoor Corp.*	7,130	722,768
Lululemon Athletica, Inc.*	3,107	552,829
NIKE, Inc. (Class B Stock)	159	11,087
Tapestry, Inc.	456	51,628
		1,338,312
Tobacco — 0.3%
Altria Group, Inc.	74,280	4,906,937
Universal Corp.	22,000	1,229,140
		6,136,077
Trading Companies & Distributors — 0.6%
Ferguson Enterprises, Inc.	10,323	2,318,339

A4

AST LARGE-CAP EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Trading Companies & Distributors (cont’d.)
FTAI Aviation Ltd.	2,860	$477,220
United Rentals, Inc.(a)	5,810	5,546,575
W.W. Grainger, Inc.(a)	2,296	2,187,996
WESCO International, Inc.	5,100	1,078,650
		11,608,780
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.	17,617	4,217,157

Total Common Stocks (cost $1,654,459,985)		1,901,849,250
Unaffiliated Exchange-Traded Funds — 3.5%
iShares Core S&P 500 ETF	100,731	67,419,258
SPDR S&P 500 ETF Trust	2,859	1,904,609

Total Unaffiliated Exchange-Traded Funds (cost $60,946,149)		69,323,867

Total Long-Term Investments (cost $1,715,406,134)		1,971,173,117
Short-Term Investments — 3.7%
Affiliated Mutual Funds — 3.6%
PGIM Core Government Money Market Fund (7-day effective yield 4.308%)(wb)	17,553,829	17,553,829
PGIM Institutional Money Market Fund (7-day effective yield 4.350%) (cost $54,747,339; includes $54,536,919 of cash collateral for securities on loan)(b)(wb)	54,780,207	54,747,339

Total Affiliated Mutual Funds (cost $72,301,168)		72,301,168

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) — 0.1%
U.S. Treasury Bills
3.965%	12/11/25	1,100	1,091,648
(cost $1,091,483)

Total Short-Term Investments (cost $73,392,651)				73,392,816

TOTAL INVESTMENTS—102.6% (cost $1,788,798,785)				2,044,565,933

Liabilities in excess of other assets(z) — (2.6)%				(52,376,901)

Net Assets — 100.0%				$1,992,189,032

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $53,596,457; cash collateral of $54,536,919 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A5

AST LARGE-CAP EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Futures contracts outstanding at September 30, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
32	S&P 500 E-Mini Index	Dec. 2025	$10,782,000	$99,737
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A6